LOANS AND LEASES - Loan Delinquency, including Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	$ 60,970	$ 33,897
Current	10,872,206	10,265,074
Total loans and leases	10,933,176	10,298,971
Greater than 90 days past due and still accruing	2,028	857
30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	11,056	17,727
60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	22,507	9,783
Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	27,407	6,387
Commercial
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	7,272	5,948
Current	3,493,949	3,404,324
Total loans and leases	3,501,221	3,410,272
Greater than 90 days past due and still accruing	376	0
Commercial | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,717	5,375
Commercial | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	733	72
Commercial | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	4,822	501
Lease financing
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	6,042	7,107
Current	468,775	229,017
Total loans and leases	474,817	236,124
Greater than 90 days past due and still accruing	1,151	742
Lease financing | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	790	5,212
Lease financing | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,028	1,052
Lease financing | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	4,224	843
Construction real estate
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Current	564,832	512,050
Total loans and leases	564,832	512,050
Greater than 90 days past due and still accruing	0	0
Construction real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Construction real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Construction real estate | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	0	0
Commercial real estate-investor
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	22,712	0
Current	3,115,917	3,094,064
Total loans and leases	3,138,629	3,094,064
Greater than 90 days past due and still accruing	0	0
Commercial real estate-investor | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	19	0
Commercial real estate-investor | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	16,455	0
Commercial real estate-investor | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	6,238	0
Commercial real estate-owner
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	5,764	5,286
Current	936,546	953,409
Total loans and leases	942,310	958,695
Greater than 90 days past due and still accruing	0	0
Commercial real estate-owner | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	269	26
Commercial real estate-owner | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	205	5,216
Commercial real estate-owner | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	5,290	44
Residential real estate
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	10,459	9,588
Current	1,323,215	1,082,677
Total loans and leases	1,333,674	1,092,265
Greater than 90 days past due and still accruing	0	0
Residential real estate | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	4,786	4,254
Residential real estate | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,929	2,074
Residential real estate | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	3,744	3,260
Home equity
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	4,999	3,663
Current	753,677	730,128
Total loans and leases	758,676	733,791
Greater than 90 days past due and still accruing	0	0
Home equity | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,998	1,725
Home equity | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,082	729
Home equity | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,919	1,209
Installment
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	2,690	1,778
Current	156,388	208,117
Total loans and leases	159,078	209,895
Greater than 90 days past due and still accruing	0	0
Installment | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,157	874
Installment | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	864	490
Installment | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	669	414
Credit card
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	1,032	527
Current	58,907	51,288
Total loans and leases	59,939	51,815
Greater than 90 days past due and still accruing	501	115
Credit card | 30 to 59 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	320	261
Credit card | 60 to 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	211	150
Credit card | Greater than 89 days past due
Financing Receivable, Past Due [Line Items]
Financing Receivables Past Due	$ 501	$ 116